UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/2001

Check here if Amendment [ ];   Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Cabot Money Management, Inc.
Address:  P.O. Box 150
          216 Essex Street
          Salem, MA   01970

Form 13F File Number: 28-5694

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert T. Lutts
Title:   President
Phone:   1-978-745-9233

Signature, Place, and Date of Signing:
Robert T. Lutts                  Salem, MA                  5/1/2001
[Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 30

Form 13F Information Table Value Total: $ 43,355
                                        (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 		Form 13F File Number 		Name

None




































Name of Issuer                      Title      CUSIP       Value      Shares       Invesment Discretion  Other     Voting Authority
                                   Of Class                (x1000)                    Sole     Shared    Mgrs    Sole  Shared  None

AES Corp                             COM     00130H105      3,774    75,540.00                                 75,540.00
American Intl Group                  COM     026874107        132    10,230.00                                 10,230.00
Amer. Power Conver.                  COM     029066107      3,752    46,606.00                                 46,606.00
Bank of New York                     COM     064057102      1,743    35,402.00                                 35,402.00
Biomet                               COM     090613100        705    17,885.00                                 17,885.00
Boston Properties                    COM     101121101      2,345    60,985.00                                 60,985.00
Calpine Corporation                  COM     131347106      4,814    87,420.00                                 87,420.00
Citigroup Inc                        COM     172967101        583    12,958.29                                 12,958.29
EMC Corp                             COM     268648102        874    29,732.00                                 29,732.00
Exelon Corporation                   COM     30161N101      2,350    35,825.00                                 35,825.00
Exxon Mobil Corp                     COM     30231G102      4,183    51,644.00                                 51,644.00
General Electric                     COM     369604103        517    12,353.21                                 12,353.21
Harley Davidson                      COM     412822108      2,593    68,335.95                                 68,335.95
Impath Inc.                          COM     45255G101        208     4,475.00                                  4,475.00
Intel Corp                           COM     458140100        685    26,025.00                                 26,025.00
Kopin Corp                           COM     500600101         63    11,000.00                                 11,000.00
MSC Software                         COM     553531104        154    15,000.00                                 15,000.00
Medimune Inc                         COM     584699102      1,079    30,070.00                                 30,070.00
Medtronic Inc.                       COM     585055106        349     7,625.00                                  7,625.00
Merck & Co.                          COM     589331107        222     2,919.42                                  2,919.42
Microsoft                            COM     594918104        550    10,064.00                                 10,064.00
Nabi Corp                            COM     628716102        305    49,315.00                                 49,315.00
OM Group Inc                         COM     670872100        444     8,335.00                                  8,335.00
Orthodontic Centers                  COM     68750p103      3,332   162,545.00                                162,545.00
Pfizer                               COM     717081103      1,517    37,046.00                                 37,046.00
Presstek Inc.                        COM     741113104        224    20,598.00                                 20,598.00
Siebel Systems                       COM     826170102      1,361    50,052.00                                 50,052.00
TALX Corp                            COM     874918105      2,854   115,622.00                                115,622.00
Verizon                              COM     92343V104        238     4,829.00                                  4,829.00
Visteon Corp                         COM     92839U107      1,405    93,420.00                                 93,420.00

Total                                                      43,355    1,193,857                                 1,193,857